Provisions - Details of other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other provisions
Other provisions	£ 904	£ 943	£ 659
Staff benefits provisions
Other provisions
Other provisions	£ 409	453
Expected pay out period of provision	3 years
Other provisions
Other provisions
Other provisions	£ 171	121
Provision for review of past annuity sales
Other provisions
Other provisions	£ 324	369
Gross provision, excluding utilisation		£ 400
Possible percentage increase/decrease in population subject to redress	10.00%
Percentage increase/decrease in provision based on possible change in population subject to redress	7.00%
Provision for review of past annuity sales | Maximum
Other provisions
Potential insurance recoveries	£ 166